Lincoln Life & Annuity Company of New York

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus II Bonus

Supplement dated September 13, 2010 to the May 1, 2010 Prospectus

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for elections made on or after September 13, 2010.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010.  This supplement is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for purchase on or after September 13, 2010.  The Guaranteed Income Benefit is only available for election on contracts purchased prior to June 30, 2009. The availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability.  Previous versions of Guaranteed Income Benefit will not be impacted by this change. All other provisions outlined in your May 1, 2010 prospectus continue to apply.

Expense Tables. The following table is inserted in the Expense Tables – Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE ®Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4)* (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.05%	1.90%	1.85%
Guaranteed Income Benefit (version 4) Charge	2.00%**	2.00%**	2.00%**
Total I4LIFE® Advantage with Guaranteed Income Benefit (version 4) Charge	4.05%	3.90%	3.85%
*i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) is only available within contracts purchased prior to June 30, 2009.
**The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with the Guaranteed Income Benefit (versions 1, 2 and 3)* (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.05%	1.90%	1.85%
Guaranteed Income Benefit (versions 1,2 and 3) Charge***	1.50%**	1.50%**	1.50%**
Total I4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.55%	3.40%	3.35%
* i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) is only available within contracts purchased prior to June 30, 2009.
**The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.
***Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase either i4LIFE® Advantage with the Guaranteed Income Benefit (either version 2 or version 3 depending upon the terms of their rider) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect for that Guaranteed Income Benefit on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common QUESTIONS – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009. For contracts purchased on or after June 30, 2009, the only available living benefit rider you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

Charges and Other Deductions – Rider Charges. The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit  (version 4) which is available for purchase with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010, if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE® Advantage Account Value death benefit; 2.75% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.90% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

i4LIFE® Advantage with the Guaranteed Income Benefit is only available for purchase in contracts issued prior to June 30, 2009.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

For contracts purchased on or after June 30, 2009, i4LIFE® Advantage with Guaranteed Income Benefit is not available for election. For contracts purchased prior to June 30, 2009, contractowners will have the option to elect i4LIFE® Advantage with  the then current version of the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of the prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.

The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guarantee Income Benefit (version 4) will be available for election on or after September 13, 2010. Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percent of Account Value or Guaranteed Amount *
Under 40	2.5%
40 – 54	3.0%
55 – under 59.5	3.5%
59.5 – 64	4.0%
65 – 69	4.5%
70 – 79	5.0%
80 and above	5.50%
*Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* Regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts- i4LIFE® Advantage-Regular income payments during the Access Period section of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009, and will be available for election up to December 31, 2010 (unless version 3 is available for election at any time per the terms of a living benefit rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.
Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life) or the youngest age of either the contractowner or secondary life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,592 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts for purchase on or after September 13, 2010 on contracts issued prior to June 30, 2009. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements.  Contractowners who elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) on or after September 13, 2010, will be subject to the Investment Requirements listed under the heading “Investment Requirements – Beginning June 30, 2009” in the prospectus.

Please retain this supplement for future reference.

Lincoln LIFE & Annuity Company of New York

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Assurance (Bonus)

Supplement dated September 13, 2010 to the May 1, 2010 Prospectus

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for elections made on or after September 13, 2010.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010.  This supplement is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for purchase on or after September 13, 2010.  The Guaranteed Income Benefit is only available for election on contracts purchased prior to June 30, 2009. The availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability.  Previous versions of Guaranteed Income Benefit will not be impacted by this change. All other provisions outlined in your May 1, 2010 prospectus continue to apply.

Expense Tables. The following table is inserted in the Expense Tables – Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE ®Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4)* (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.20%	1.95%	1.90%
Guaranteed Income Benefit (version 4) Charge	2.00%**	2.00%**	2.00%**
Total I4LIFE® Advantage with Guaranteed Income Benefit (version 4) Charge	4.20%	3.95%	3.90%
* i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) is only available within contracts purchased prior to June 30, 2009.
**The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with the Guaranteed Income Benefit (versions 1, 2 and 3)* (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.20%	1.95%	1.90%
Guaranteed Income Benefit (versions 1,2 and 3) Charge***	1.50%**	1.50%**	1.50%***
Total I4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.70%	3.45%	3.40%
* i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) is only available within contracts purchased prior to June 30, 2009.
**The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.
***Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase either i4LIFE® Advantage with the Guaranteed Income Benefit (either version 2 or version 3 depending upon the terms of their rider) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect for that Guaranteed Income Benefit on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common QUESTIONS – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). You may elect i4LIFE® Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009. For contracts purchased on or after June 30, 2009, the only available living benefit rider you may elect is i4LIFE® Advantage without the Guaranteed Income Benefit. If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

Charges and Other Deductions – Rider Charges. The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit  (version 4) which is available for purchase with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.85% (2.70% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010, if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.75% for the i4LIFE® Advantage Account Value death benefit; 2.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 3.05% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

i4LIFE® Advantage with the Guaranteed Income Benefit is only available for purchase in contracts issued prior to June 30, 2009.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

For contracts purchased on or after June 30, 2009, i4LIFE® Advantage with Guaranteed Income Benefit is not available for election. For contracts purchased prior to June 30, 2009, contractowners will have the option to elect i4LIFE® Advantage with  the then current version of the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE® Advantage with Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE® Advantage with Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of the prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.

The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guarantee Income Benefit (version 4) will be available for election on or after September 13, 2010. Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percent of Account Value or Guaranteed Amount *
Under 40	2.5%
40 – 54	3.0%
55 – under 59.5	3.5%
59.5 – 64	4.0%
65 – 69	4.5%
70 – 79	5.0%
80 and above	5.50%
*Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit.

If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* Regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts- i4LIFE® Advantage-Regular income payments during the Access Period section of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009, and will be available for election up to December 31, 2010 (unless version 3 is available for election at any time per the terms of a living benefit rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009, (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.
Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life) or the youngest age of either the contractowner or secondary life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,592 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts for purchase on or after September 13, 2010 on contracts issued prior to June 30, 2009. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements.  Contractowners who elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) on or after September 13, 2010, will be subject to the Investment Requirements listed under the heading “Investment Requirements – Beginning June 30, 2009” in the prospectus.

Please retain this supplement for future reference.